Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

(4) Goodwill and Other Intangible Assets:

Goodwill and other indefinite-lived intangible assets, including trade-names, are reviewed for impairment annually, or more frequently if indicators of impairment exist. As of March 25, 2018, there were no indicators of impairment. The Partnership’s annual testing date is the first day of the fourth quarter. There were no impairments for any period presented.

A summary of changes in the Partnership’s carrying value of goodwill for the three months ended March 25, 2018 and March 26, 2017 is as follows:

(In thousands)	Goodwill (gross)	Accumulated Impairment Losses	Goodwill (net)
Balance at December 31, 2017	$263,698	$(79,868)	$183,830
Foreign currency translation	(1,539)	—	(1,539)

Balance at March 25, 2018	$262,159	$(79,868)	$182,291

Balance at December 31, 2016	$259,528	$(79,868)	$179,660
Foreign currency translation	239	—	239

Balance at March 26, 2017	$259,767	$(79,868)	$179,899

As of March 25, 2018, December 31, 2017, and March 26, 2017, the Partnership’s other intangible assets consisted of the following:

(In thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
March 25, 2018
Other intangible assets:
Trade names	$36,188	$—	$36,188
License / franchise agreements	3,364	(1,842)	1,522

Total other intangible assets	$39,552	$(1,842)	$37,710

December 31, 2017
Other intangible assets:
Trade names	$36,531	$—	$36,531
License / franchise agreements	3,360	(1,827)	1,533

Total other intangible assets	$39,891	$(1,827)	$38,064

March 26, 2017
Other intangible assets:
Trade names	$35,656	$—	$35,656
License / franchise agreements	3,301	(1,233)	2,068

Total other intangible assets	$38,957	$(1,233)	$37,724

Amortization expense of other intangible assets is expected to continue to be immaterial going forward.

(4) Goodwill and Other Intangible Assets:

Goodwill and other indefinite-lived intangible assets, including trade-names are reviewed for impairment annually, or more frequently if indicators of impairment exist. The Partnership performed its annual impairment test as of the first days of the fourth quarter in 2017 and 2016, respectively, and concluded there was no impairment of the carrying value of goodwill or other indefinite-lived intangible assets in either period.

A summary of changes in the Partnership’s carrying value of goodwill for the years ended December 31, 2017 and December 31, 2016 is as follows:

(In thousands)	Goodwill (gross)	Accumulated Impairment Losses	Goodwill (net)
Balance at December 31, 2015	$290,679	$(79,868)	$210,811
Deferred income tax adjustment related to Canadian disregarded entity(1)	(33,945)	—	(33,945)
Foreign currency exchange translation	2,794	—	2,794

Balance at December 31, 2016	259,528	(79,868)	179,660
Foreign currency exchange translation	4,170	—	4,170

Balance at December 31, 2017	$263,698	$(79,868)	$183,830

(1)	See Note 9 to the Consolidated Financial Statements.

As of December 31, 2017 and December 31, 2016, the Partnership’s other intangible assets consisted of the following:

(In thousands)	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
December 31, 2017
Other intangible assets:
Trade names	—	$36,531	$—	$36,531
License / franchise agreements	5.9 years	3,360	(1,827)	1,533

Total other intangible assets		$39,891	$(1,827)	$38,064

December 31, 2016
Other intangible assets:
Trade names	—	$35,603	$—	$35,603
License / franchise agreements	5.4 years	3,326	(1,092)	2,234

Total other intangible assets		$38,929	$(1,092)	$37,837

Amortization expense of other intangible assets for 2017, 2016 and 2015 was immaterial and is expected to be immaterial going forward.